Concentrations of Credit Risk	12 Months Ended
Jun. 30, 2025
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk
(24)	Concentrations of Credit Risk

Concentration risks

Customers accounting for 10% or more of total net revenues excluding estimated renewal commissions are as follows:

	Years ended June 30,
	2023	% of sales	2024	% of sales	2025	% of sales
	RMB		RMB		RMB
Company A	*	*	*	*	*	*
Company B	15,360	13.4	*	*	*	*
Company C	14,631	12.8	*	*	*	*
Company D	—	—	132,995	13.8	79,013	10.1
Subtotal	29,991	26.2	132,995	13.8	79,013	10.1

*	represented less than 10% of total net revenues for the year.

Customers which accounted for 10% or more of gross accounts receivable plus certain amount of contract assets that are accounted for on a customer-base (“Such Accounts Receivable”) are as follows:

	As of June 30,
	2024	%	2025	%
	RMB		RMB
Company A	*	*	*	*
Company D	41,117	21.9	17,060	18.4
Company E	*	*	15,891	17.1
Company F	*	*	9,720	10.5
Company G	*	*	9,670	10.4
Subtotal	41,117	21.9	52,341	56.4

*	represented less than 10% of Such Accounts Receivable as of the year end.

The Group performs ongoing credit evaluations of its customers and generally does not require collateral on Such Accounts Receivable.

The Group places its cash and cash equivalents and short-term investments with financial institutions with low credit risk.